Others - Fair value information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair value information
Financial liabilities	$ 8,169	$ 9,396
Warrant liabilities | Recurring fair value | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	3,451	3,207
Warrant liabilities | Recurring fair value | Level 1 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	1,897	1,769
Warrant liabilities | Recurring fair value | Level 2 | Financial liabilities at fair value through profit or loss
Fair value information
Financial liabilities	$ 1,554	$ 1,438